Series A Preferred Units (Details) shares in Millions	6 Months Ended
	Jun. 30, 2015 shares	Apr. 30, 2015 USD ($) $ / commonunit shares
Preferred Units Redemption Amount		$ 35,000,000
Preferred Units Quarterly Cash Distribution Per Unit | $ / commonunit		0.445
Preferrred Units Issued Stated Price		$ 18.30
Conversion Price of Preferred Units		$ 44.37
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	0.9
Regency Merger [Member]
Preferred Units, Issued | shares		1.9